CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
CONCENTRATIONS
CONCENTRATIONS	NOTE 11 - CONCENTRATIONS None

NOTE 11 - CONCENTRATIONS

Concentration of Major Customers

For the year ended December 31, 2023, the Company received approximately 32% of its revenue from online sales.

As of December 31, 2023, the Company’s trade accounts receivables were $0. For the year ended December 31, 2023, the Company received approximately 32% of its revenue from online sales and 1 customer accounted for 60% of total revenue.

As of December 31, 2022, the Company’s trade accounts receivables were $25,202 and 1 customer accounted for 90% of the trade accounts receivable balance. For the year ended December 31, 2022, the Company received approximately 23% of its revenue from online sales and 1 customer accounted for 15% of total revenue.